Document and Entity Information	Jun. 25, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 25, 2026
Entity File Number	1-14066
Entity Registrant Name	SOUTHERN COPPER CORPORATION
Entity Central Index Key	0001001838
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	13-3849074
Entity Address, Address Line One	7310 North 16th St
Entity Address, Address Line Two	Suite 135
Entity Address, City or Town	Phoenix
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85020
City Area Code	602
Local Phone Number	264-1375
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	SCCO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false